Income Taxes (Tables)	11 Months Ended
Dec. 31, 2021
Income Taxes
Income tax provision

For the Period from January 28, 2021
(inception) through December 31, 2021
Current
Federal	$—
State	—
Deferred
Federal	(290,181)
State
Valuation allowance	290,181
Income tax provision	$—

Summary of significant components of the Company's deferred tax assets

December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$210,307
Net operating loss carryforwards	79,874
Total deferred tax assets	290,181
Valuation allowance	(290,181)
Deferred tax asset, net of allowance	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

For the Period from January 28, 2021
(inception) through December 31, 2021
Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(855.9)%
Offering costs allocated to derivative warrant liabilities	214.0%
Change in valuation allowance	620.9%
Income tax expense	0.0%